PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2015	2016
	US$	US$
Housing loans to employees guaranteed by RPL (Note 22)	—	57
Interest-free loans to third parties, net of allowance	13,209	12,720
Advances to employees	3,131	2,694
Prepayments to business partners, net of allowance	11,180	17,169
Interest receivables	818	1,297
Receivables in connection with exercise of options from agents and employees	1,037	6
Short-term bridge loans in connection with potential investments, net of allowance	6,398	5,334
Prepayment for inventory	1,401	5,290
Unsecured interest-free loans to related parties, net of allowance (Note 22)	3,020	1,059
Others, net of allowance	1,545	2,354
Total	41,739	47,980

Interest-free loans to third parties are mainly the loan to NationSky. The Group had been providing financial support to NationSky as the Group’s subsidiary and the amount was eliminated in the consolidated financial statement in prior years. After the disposal, NationSky becomes a third party. The loan will be repaid by NationSky within 2017. If not repaid, the CEO of NationSky will bear the unlimited joint liability regarding the loan.

Prepayments to business partners represent prepaid customer acquisition costs, advanced advertising and promotion fees, prepaid revenue sharing costs to third-party game developers associated with game operation, and any deposits for rentals and office-related supplies and etc.

The Group’s short-term interest-free bridge loan balances, net of allowance, are US$6,398 and US$5,334 as of December 31, 2015 and 2016, respectively. The short-term interest-free bridge loans are for potential investees in consideration of future acquisitions or investments on these investees.

As of December 31, 2015, one of the factors for allowance of other current assets is from other current assets with the aging greater than one year, mainly including the allowance of the bridge loan, which is US$2,048. Another factor is from the full impairment of equity investment in Hissage, an allowance of US$1,078 for the loan due from Hissage is recorded, based on the agreement between the Group and another shareholder of Hissage.

As of December 31, 2016, the main factor for allowance of other current assets is from the full impairment of equity investment in Asia Smart, an allowance of US$2,500 for the loan due from Asia Smart and its related company was recorded. Another factor for allowance of other current assets is from two bridge loans with the aging greater than one year, which is US$1,874.